UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21400
Eaton Vance Tax-Advantaged Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip Code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End:	August 31
Date of Reporting Period:	May 31, 2006

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Dividend Income Fund                                                                         as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.2%

Security	Shares	Value
Aerospace & Defense — 1.4%
Honeywell International, Inc.	300,000	$12,354,000
United Technologies Corp.	224,100	14,010,732
		$26,364,732
Auto Components — 0.7%
Johnson Controls, Inc.	159,300	13,567,581
		$13,567,581
Capital Markets — 1.6%
Credit Suisse Group ADR	159,100	9,203,935
UBS AG (1)	185,800	21,036,276
		$30,240,211
Chemicals — 0.0%
Arkema (1)	34,000	120,969
		$120,969
Commercial Banks — 19.5%
Anglo Irish Bank Corp. PLC (1)	818,170	12,964,004
Bank of America Corp.	555,300	26,876,520
Bank of Montreal (1)	179,000	10,142,140
Bank of Nova Scotia (1)	206,600	8,315,650
Barclays PLC (1)	2,792,028	32,314,535
BNP Paribas SA (1)	357,500	33,433,365
Canadian Imperial Bank of Commerce (1)	200,000	14,647,350
HSBC Holdings PLC (1)	3,067,979	53,312,048
KBC Groep NV (1)	365,300	39,359,357
Societe Generale (1)(2)	272,530	42,127,537
Standard Chartered PLC (1)	819,258	20,120,692
UniCredito Italiano SPA (1)	3,671,000	28,046,581
Wachovia Corp.	900,000	48,150,000
		$369,809,779
Commercial Services & Supplies — 0.8%
R.R. Donnelley & Sons Co.	450,000	14,481,000
		$14,481,000
Communications Equipment — 0.8%
Nokia Oyj ADR	750,000	16,102,500
		$16,102,500
Diversified Financial Services — 3.0%
Citigroup, Inc.	949,630	46,816,759
JPMorgan Chase & Co.	256,400	10,932,896
		$57,749,655

Diversified Telecommunication Services — 6.9%
AT&T, Inc.	1,500,000	$39,090,000
ellSouth Corp.	550,000	18,573,500
BT Group PLC (1)	6,250,000	27,521,712
Embarq Corp. (2)	45,000	1,875,150
Telefonos de Mexico SA de CV ADR	1,700,000	33,643,000
Telenor ASA (1)	756,900	9,591,173
		$130,294,535
Electric Utilities — 12.4%
E.ON AG (1)	500,000	58,108,776
Edison International	1,500,000	58,860,000
Enel SPA (1)	1,000,000	8,936,050
Entergy Corp.	50,000	3,505,500
Exelon Corp.	75,000	4,245,750
FirstEnergy Corp.	350,000	18,347,000
Fortum Oyj (1)	1,200,000	29,945,718
FPL Group, Inc.	500,000	19,915,000
Scottish Power PLC (3)	1,366,666	0
Scottish Power PLC (1)	3,253,968	34,049,165
		$235,912,959
Electrical Equipment — 1.7%
Cooper Industries, Ltd., Class A (1)	225,000	20,038,500
Emerson Electric Co.	150,000	12,378,000
		$32,416,500
Energy Equipment & Services — 3.6%
GlobalSantaFe Corp. (1)	779,710	46,883,962
Noble Corp. (1)	217,650	15,133,205
Transocean, Inc. (1)(2)	69,000	5,614,530
		$67,631,697
Hotels, Restaurants & Leisure — 2.1%
Harrah’s Entertainment, Inc.	250,000	19,010,000
Ladbrokes PLC (1)	1,851,811	13,744,638
Starwood Hotels & Resorts Worldwide, Inc.	130,000	7,943,000
		$40,697,638
Household Durables — 1.8%
Pulte Homes, Inc.	243,952	7,921,121
Stanley Works (The)	400,000	19,420,000
Toll Brothers, Inc. (2)	275,400	7,782,804
		$35,123,925
Household Products — 0.4%
Kimberly-Clark Corp.	135,000	8,190,450
		$8,190,450

Industrial Conglomerates — 2.9%
General Electric Co.	534,100	$18,298,266
Siemens AG (1)	423,900	36,637,982
		$54,936,248
Insurance — 0.7%
Lincoln National Corp.	222,430	12,496,117
		$12,496,117
Machinery — 1.3%
Caterpillar, Inc.	350,000	25,532,500
		$25,532,500
Metals & Mining — 5.2%
Cia Vale do Rio Doce ADR	487,500	22,712,625
Fording Canadian Coal Trust (1)	255,000	8,925,000
Phelps Dodge Corp.	244,600	20,959,774
Rio Tinto PLC (1)	701,616	38,955,870
Southern Copper Corp.	44,900	3,823,235
Worthington Industries, Inc.	250,000	4,257,500
		$99,634,004
Multiline Retail — 0.1%
Saks, Inc. (2)	141,400	2,269,470
		$2,269,470
Multi-Utilities — 6.4%
KeySpan Corp.	122,510	4,904,075
National Grid PLC (1)	1,487,431	16,900,525
RWE AG (1)	800,000	68,788,421
SCANA Corp.	200,000	7,624,000
Sempra Energy	500,000	22,485,000
		$120,702,021
Oil, Gas & Consumable Fuels — 17.4%
BP PLC ADR	800,000	56,560,000
Chevron Corp.	900,000	53,811,000
ConocoPhillips	720,000	45,568,800
ENI SPA (1)	850,000	25,691,364
Husky Energy, Inc. (1)	386,000	22,684,227
Marathon Oil Corp.	757,500	56,850,375
Neste Oil Oyj (1)	300,000	10,189,094
Peabody Energy Corp.	500,000	31,170,000
Statoil ASA (1)	475,000	13,972,667
Total SA (1)	136,000	8,842,335
Williams Cos., Inc. (The)	210,500	4,757,300
		$330,097,162

Pharmaceuticals — 1.4%
Johnson & Johnson	287,000	$17,283,140
Sanofi-Aventis ADR	201,500	9,524,905
		$26,808,045
Real Estate Investment Trusts (REITs) — 1.3%
Boston Properties, Inc.	261,600	22,144,440
Host Hotels & Resorts, Inc.	79,586	1,597,291
		$23,741,731
Specialty Retail — 0.7%
Limited, Inc. (The)	500,000	13,580,000
		$13,580,000
Textiles, Apparel & Luxury Goods — 0.9%
VF Corp.	275,000	17,305,750
		$17,305,750
Thrifts & Mortgage Finance — 1.5%
Washington Mutual, Inc.	600,000	27,546,000
		$27,546,000
Tobacco — 3.4%
Altria Group, Inc.	900,000	65,115,000
		$65,115,000
Water Utilities — 1.1%
Severn Trent PLC (1)	1,000,000	21,093,187
		$21,093,187
Wireless Telecommunication Services — 1.2%
Alltel Corp.	50,000	3,092,500
Sprint Nextel Corp.	900,000	19,089,000
		$22,181,500
Total Common Stocks (identified cost $1,437,660,725)		$1,941,742,866

Preferred Stocks — 33.6%

Security	Shares	Value
Auto Components — 0.3%
Porsche International Finance PLC (1)(3)	50,000	$4,798,075
		$4,798,075
Capital Markets — 0.9%
UBS Preferred Funding Trust I, 8.622% (3)(4)	150,000	16,785,570
		$16,785,570
Commercial Banks — 11.9%
Abbey National Capital Trust I, 8.963% (3)(4)	20,000	2,579,046

Abbey National PLC, 7.375% (1)	390,200	$9,856,452
ABN AMRO Capital Funding Trust VII, 6.08%	51,000	1,176,570
ABN AMRO North America Capital Funding Trust, 6.968% (1)(4)(5)	1,250	1,303,906
Banco Santander, 6.41% (1)	80,000	1,979,200
Barclays Bank PLC, 6.86% (1)(3)(4)(5)	35,000	3,688,790
Barclays Bank PLC, 8.55% (1)(3)(4)(5)	141,000	16,298,796
BBVA Preferred Capital Ltd., 7.75% (1)	252,300	6,403,374
BNP Paribas Capital Trust, 9.003% (3)(4)(5)	123,950	14,337,383
CA Preferred Fund Trust II, 7.00% (3)	50,000	4,994,135
CA Preferred Fund Trust, 7.00% (3)	255,000	25,440,687
Cobank, ABC, 7.00% (5)	400,000	20,244,000
Den Norske Bank, 7.729% (1)(3)(4)(5)	160,000	17,758,816
First Republic Bank, 6.70%	576,700	14,256,024
First Tennessee Bank, 5.873% (4)(5)	7,750	7,948,109
HSBC Capital Funding LP, 9.547% (1)(3)(4)(5)	205,000	24,034,569
HSBC Holdings PLC, 6.20% (1)	100,000	2,350,000
Lloyds TSB Bank PLC, 6.90% (1)(3)	110,000	10,940,996
Royal Bank of Scotland Group PLC, 8.10% (1)	31,000	798,870
Royal Bank of Scotland Group PLC, 9.118% (1)(3)	256,250	28,879,990
Standard Chartered PLC, 8.90% (1)(3)	18,000	1,847,196
US Bancorp, Series B, 5.56% (4)	380,000	9,678,600
		$226,795,509
Diversified Financial Services — 0.9%
ING Groep NV, 6.125% (1)	225,000	5,323,500
ING Groep NV, 7.20% (1)	473,155	11,980,285
		$17,303,785
Electric Utilities — 0.2%
Interstate Power & Light Co., 7.10%	181,400	4,609,374
		$4,609,374
Food Products — 1.3%
Dairy Farmers of America, 7.875% (5)	220,000	20,892,960
Ocean Spray Cranberries, Inc., 6.25% (5)	47,500	3,605,549
		$24,498,509
Gas Utilities — 1.3%
Southern Union Co., 7.55%	965,000	24,993,500
		$24,993,500
Insurance — 6.5%
ACE Ltd., 7.80% (1)	230,775	5,930,918
Aegon NV, 6.50% (1)	100,000	2,407,000
Arch Capital Group, Ltd., 7.875% (1)	60,500	1,479,225
Arch Capital Group, Ltd., 8.00% (1)	424,500	10,570,050
AXA, 7.10% (1)(3)	200,000	19,754,060
Endurance Specialty Holdings, Ltd., 7.75% (1)	402,500	9,579,500

ING Capital Funding Trust III, 8.439% (3)(4)	105,750	$12,009,700
MetLife, Inc., 5.91% (4)	195,500	5,008,710
MetLife, Inc., 6.50%	93,500	2,291,685
PartnerRe Ltd., 6.75% (1)	98,200	2,297,880
PartnerRe, Ltd., 6.50% (1)	200,000	4,500,000
Prudential PLC, 6.50% (1)(3)	240,000	22,833,240
RenaissanceRe Holdings, Ltd., 6.08% (1)	309,100	6,552,920
Zurich Regcaps Fund Trust I, 6.58% (4)(5)	6,000	6,165,000
Zurich Regcaps Fund Trust VI, 5.88% (4)(5)	12,500	12,660,156
		$124,040,044
Real Estate Investment Trusts (REITs) — 9.4%
AMB Property Corp., 6.75%	426,000	10,126,020
Colonial Properties Trust, 8.125%	577,000	14,736,580
Developers Diversified Realty Corp., 7.35%	160,000	3,955,200
Developers Diversified Realty Corp., 8.00%	250,000	6,295,000
Federal Realty Investment, 8.50%	50,000	1,266,000
Health Care REIT, Inc., 7.875%	170,100	4,276,314
Prologis Trust, 6.75%	1,500,000	35,760,000
PS Business Parks, Inc., 7.00%	400,000	9,620,000
PS Business Parks, Inc., 7.95%	400,000	10,500,000
Public Storage, Inc., 6.85%	1,600,000	39,150,080
Regency Centers Corp., 7.45%	45,000	1,125,450
Shurgard Storage Centers, 8.75%	20,000	500,200
Vornado Realty Trust, 7.00%	1,600,000	40,200,000
		$177,510,844
Thrifts & Mortgage Finance — 0.9%
Federal National Mortgage Association, Series K, 5.396% (4)	200,000	10,070,000
Federal National Mortgage Association, Series O, 7.065% (4)	120,000	6,585,000
		$16,655,000
Total Preferred Stocks (identified cost $659,894,100)		$637,990,210

Short-Term Investments — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.08%, 6/1/06	2,000	$2,000,000
Societe Generale Time Deposit, 5.07%, 6/1/06	9,906	9,906,000
Total Short-Term Investments (at amortized cost, $11,906,000)		$11,906,000
Total Investments — 136.4% (identified cost $2,109,460,825)		$2,591,639,076
Other Assets, Less Liabilities — 0.5%		$8,832,506
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (36.9)%		$(700,561,667)
Net Assets Applicable to Common Shares — 100.0%		$1,899,909,915

ADR	—	American Depository Receipt
(1)		Foreign security.
(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		Variable rate security. The stated interest rate represents the rate in effect at May 31, 2006.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $148,938,034 or 7.8% of the Fund’s net assets.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	57.9%	$1,500,606,771
United Kingdom	14.6%	379,541,270
Germany	6.3%	163,535,179
France	4.0%	104,278,266
Cayman Islands	3.1%	79,965,988
Canada	2.5%	64,714,367
Italy	2.4%	62,673,994
Bermuda	2.1%	55,018,075
Norway	1.6%	41,322,656
Finland	1.6%	40,134,812
Belgium	1.5%	39,359,358
Switzerland	0.8%	21,036,276
Netherlands	0.8%	19,710,785
Ireland	0.7%	17,762,079
Spain	0.1%	1,979,200
Total	100.0%	$2,591,639,076

The Fund did not have any open financial instruments at May 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at May 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,109,460,825
Gross unrealized appreciation	$531,392,977
Gross unrealized depreciation	(49,214,726)
Net unrealized appreciation	$482,178,251

The net unrealized appreciation on foreign currency at May 31, 2006 was $59,682.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	July 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	July 24, 2006